15008330

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

OCT 30 2015

Washington, DC 20549

001- 37610

By Electronic Mail

October 30, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERINAS

Dear Mr. Thomas:

This is to certify that on October 28, 2015 The Nasdaq Stock Market (the "Exchange") received from Willamette Valley Vineyards, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Series A Redeemable Preferred Stock

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery